SCHEDULE OF FOREIGN CURRENCY TRANSLATION AND TRANSACTION (Details)	Sep. 30, 2025	Dec. 31, 2024
Period-End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Currency exchange rate	1	1
Period-End Spot Rate [Member] | MEXICO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Currency exchange rate	0.05	0.05
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Currency exchange rate	1	1
Average Rate [Member] | MEXICO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Currency exchange rate	0.05	0.05